Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (307)	$ 110
Swiss Defined Benefit Plans [Member]
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (184)	$ 124